Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	THE OBERWEIS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000803020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2022
Prospectus Date	rr_ProspectusDate	Apr. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Oberweis Focused International Growth Fund | Oberweis Focused International Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFIGX